BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) Segment shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2025 HKD ($)	May 22, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Product Information [Line Items]
Allowance for credit losses			$ 17,733
Deferred offering costs			266,028				$ 266,028
Impairment of long-lived assets		$ 0	0	0	0
Warranty reserves			0	0
Advertising expense	159,658	11,911	20,558	8,089	8,742
Other income	$ 9,017		20,018		12,247
Uncertain tax positions			$ 0	$ 0	$ 0
Dilutive shares | shares			0	0	0
Number of operating segment | Segment	1		1
Cash and cash equivalents	$ 505,786		$ 31,950	$ 268,160
Finite-Lived Intangible Asset, Useful Life	5 years					5 years
Selling, General and Administrative Expense	$ 977,123	$ 94,075
Cash	$ 206,370		$ 31,950
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	97.00%	31.00%	20.00%	24.00%	18.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		28.00%	17.00%	15.00%	15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage				11.00%	11.00%
Customer Concentration Risk [Member] | One Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	97.00%	76.42%	54.00%	46.00%	27.00%
Customer Concentration Risk [Member] | Two Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage					26.00%
Customer Concentration Risk [Member] | Three Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage					11.00%
Design and Fit Out Services [Member]
Product Information [Line Items]
Service projects amount	$ 532,407		$ 382,497
Management Service [Member]
Product Information [Line Items]
Service projects amount	14,585
Application Services [Member]
Product Information [Line Items]
Service projects amount	123,020		99,999
Design Only Services [Member]
Product Information [Line Items]
Service projects amount	2,181		2,096
Maximum [Member]
Product Information [Line Items]
Cash FDIC insured amount	250,000		250,000
Maximum [Member] | HONG KONG
Product Information [Line Items]
Deposit	$ 64,267		$ 64,267			$ 500,000		$ 500,000